Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current FIscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
General Partner
Document and Entity Information
Entity Common Stock Shares Outstanding	1,415,757
Limited Partner
Document and Entity Information
Entity Common Stock Shares Outstanding	69,372,077

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 53,370	$ 32,471
Trade accounts receivable	3,415	2,305
Due from related parties (Note 4)	0	2
Prepayments and other assets	1,496	278
Inventories	4,010	83
Total current assets	62,291	35,139
Fixed assets
Vessels, net (Note 5)	1,073,986	707,339
Total fixed assets	1,073,986	707,339
Other non-current assets
Above market acquired charters (Note 6)	51,124	8,062
Deferred charges, net	2,138	2,462
Restricted cash (Notes 2, 7)	6,750	5,250
Total non-current assets	1,133,998	723,113
Total assets	1,196,289	758,252
Current liabilities
Current portion of long-term debt (Note 7)	18,325	0
Trade accounts payable	8,460	526
Due to related parties (Note 4)	10,572	4,544
Derivative instruments (Note 8)	8,255	0
Accrued liabilities (Note 9)	2,286	898
Deferred revenue (Note 4)	7,739	3,207
Total current liabilities	55,637	9,175
Long-term liabilities
Long-term debt (Note 7)	615,255	474,000
Deferred revenue	3,649	2,812
Derivative instruments (Note 8)	4,422	32,505
Total long-term liabilities	623,326	509,317
Total liabilities	678,963	518,492
Commitments and contingencies (Note 16)
Partners' capital
General Partner	11,005	5,584
Limited Partners - Common (69,372,077 and 37,946,183 units issued and outstanding at December 31, 2011 and 2010, respectively)	517,545	262,918
Accumulated other comprehensive loss (Notes 2, 8)	(11,224)	(28,742)
Total partners' capital	517,326	239,760
Total liabilities and partners' capital	$ 1,196,289	$ 758,252

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Common Units Issued	69,372,077	37,946,183
Common Units Outstanding	69,372,077	37,946,183

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenues	$ 98,517	$ 113,562	$ 134,519
Revenues - related party (Note 4)	31,799	11,030	0
Total revenues	130,316	124,592	134,519
Expenses:
Voyage expenses (Note 10)	11,565	7,009	3,993
Voyage expenses - related party (Note 4, 10)	165	0	0
Vessel operating expenses - related party (Notes 4, 10)	30,516	30,261	30,830
Vessel operating expenses (Note 10)	4,949	1,034	2,204
General and administrative expenses (Note 4)	10,609	3,506	2,876
Depreciation (Note 5)	37,214	31,464	30,685
Operating income	35,298	51,318	63,931
Non operating income (expense), net:
Gain from bargain purchase (Note 3)	82,453	0	0
Other income (expense):
Interest expense and finance cost	(33,820)	(33,259)	(32,675)
Gain on interest rate swap agreement (Note 8)	2,310	0	0
Interest and other income	879	860	1,460
Total other expense, net	(30,631)	(32,399)	(31,215)
Net income	87,120	18,919	32,716
Less:
Net income attributable to CMTC operations	0	983	3,491
Partnership's net income	87,120	17,936	29,225
General Partner's interest in Partnership's net income	1,742	359	584
Limited Partners' interest in Partnership's net income	$ 85,378	$ 17,577	$ 28,641
Limited Partner's net income per (Note 15):
Common units (basic and diluted)	$ 1.78	$ 0.54	$ 1.15
Subordinated units (basic and diluted)	$ 0	$ 0	$ 1.17
Total units (basic and diluted)	$ 1.78	$ 0.54	$ 1.15
Weighted-average units outstanding:
Common units (basic and diluted)	47,138,336	32,437,314	23,755,663
Subordinated units (basic and diluted)	0	0	1,061,488
Total units (basic and diluted)	47,138,336	32,437,314	24,817,151

Consolidated Statements Of Changes In Partners Capital Stockholders Equity (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stockholders Equity	General Partner	Common Limited Partners	Subordinated Limited Partners	Total Partners' Capital	Accumulated Other Comprehensive Loss
Common stockholders equity at Dec. 31, 2008			$ 41,951
Balance at Dec. 31, 2008	214,126			16,785	122,811	76,230	215,826	(43,651)
Dividends declared and paid to unitholders (Note 13)	(70,463)			(13,880)	(47,337)	(9,246)	(70,463)
Capital contribution by CMTC (Note 13)	48,913		48,913
Net income attributable to CMTC	3,491	3,491	3,491
Equity of contributed companies retained by CMTC (Note 13)	(63,131)		(63,131)
Partnership net income	29,225	29,225		584	27,399	1,242	29,225
Conversion of subordinated units (Note 13)					68,226	(68,226)
Difference of net book values of exchanged vessels net of cash consideration paid (Note 1)	15,708			314	15,394	0	15,708
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	10,483	10,483						10,483
Comprehensive income		43,199
Common stockholders equity at Dec. 31, 2009			31,224
Balance at Dec. 31, 2009	188,352			3,803	186,493	0	190,296	(33,168)
Dividends declared and paid to unitholders (Note 13)	(33,665)			(674)	(32,991)	0	(33,665)
Issuance of Partnership units (Note 13)	103,602			2,305	101,297	0	103,602
Equity compensation expense (Note 14)	782				782	0	782
Net income attributable to CMTC	983	983	983
Equity of contributed companies retained by CMTC (Note 13)	(32,207)		(32,207)
Partnership net income	17,936	17,936		359	17,577	0	17,936
Excess of purchase price over acquired assets (Note 1)	(10,449)			(209)	(10,240)	0	(10,449)
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	4,426	4,426						4,426
Comprehensive income		23,345
Common stockholders equity at Dec. 31, 2010			0
Balance at Dec. 31, 2010	239,760			5,584	262,918	0	268,502	(28,742)
Dividends declared and paid to unitholders (Note 13)	(45,116)			(902)	(44,214)	0	(45,116)
Issuance of Partnership's units for business acquisition - of Crude (Note 3)	155,559			3,111	152,448	0	155,559
Issuance of Partnership units for business acquisition - of Patroklos Marine Corp. (Note 3)	58,525			1,470	57,055	0	58,525
Fair value of Crude's equity incentive plan attributable to precombination services (Note 3)	1,505			0	1,505	0	1,505
Equity compensation expense (Note 14)	2,455			0	2,455	0	2,455
Partnership net income	87,120	87,120		1,742	85,378	0	87,120
Other comprehensive income:
Unrealized gain on derivative instruments (Note 8)	17,518	17,518						17,518
Comprehensive income		104,638
Common stockholders equity at Dec. 31, 2011			0
Balance at Dec. 31, 2011	$ 517,326			$ 11,005	$ 517,545	$ 0	$ 528,550	$ (11,224)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 87,120	$ 18,919	$ 32,716
Adjustments to reconcile net income to net cash provided by operating activities
Vessel depreciation	37,214	31,464	30,685
Gain from bargain purchase	(82,453)	0	0
Amortization of deferred charges	809	552	456
Amortization of above market acquired charters (Note 6)	5,489	938	0
Equity compensation expense	2,455	782	0
Gain on interest rate swap agreement	(2,310)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	7,211	(2,717)	5,381
Due from related parties	2	6	(1,795)
Prepayments and other assets	(589)	230	(2)
Inventories	5,576	237	(264)
Trade accounts payable	(4,600)	118	507
Due to related parties	(4,507)	(570)	4,460
Accrued liabilities	(247)	(409)	271
Deferred revenue	5,369	501	147
Net cash provided by operating activities	56,539	50,051	72,562
Cash flows from investing activities:
Vessel acquisitions and new building advances (Note 5)	(27,003)	(99,842)	(26,460)
Acquisition of above market bare-boat charter (Note 6)	0	(9,000)	0
Additions to restricted cash	(1,500)	(750)	0
Cash and cash equivalents acquired in business acquisition	11,847	0	0
Purchase of short term investments	0	(81,729)	(111,850)
Maturity of short term investments	0	112,119	82,540
Net cash used in investing activities	(16,656)	(79,202)	(55,770)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 3)	1,470	105,273	0
Expenses paid for issuance of Partnership units	0	(1,533)	0
Proceeds from issuance of long-term debt (Note 7)	159,580	0	0
Proceeds from related-party debt	0	0	26,400
Payments of long-term debt (Note 7)	(134,580)	0	0
Payments of related-party debt/ financing	0	(1,556)	(52,171)
Loan issuance costs	(338)	0	(725)
Excess of purchase price over book value of vessels acquired from entity under common control	0	(10,449)	0
Dividends paid	(45,116)	(33,665)	(70,463)
Capital contributions by CMTC	0	0	40,570
Net cash (used in) / provided by financing activities	(18,984)	58,070	(56,389)
Net increase / (decrease) in cash and cash equivalents	20,899	28,919	(39,597)
Cash and cash equivalents at beginning of period	32,471	3,552	43,149
Cash and cash equivalents at end of period	53,370	32,471	3,552
Supplemental Cash Flow Information
Cash paid for interest	32,210	31,860	31,548
Non-Cash Investing and Financing Activities
Net book value of vessels transferred-in, M/T Agamemnon II and M/T Ayrton II less cash paid.	0	0	68,054
Net book value of vessels transferred-out, M/T Assos and M/T Atrotos	0	0	(70,496)
Net liabilities assumed by CMTC upon contribution of vessels to the Partnership (Note 12)	0	31,844	31,073
Units issued to acquire Patroklos	57,055	0	0
Capitalized vessel costs included in liabilities	252	175	870
Acquisition of above market time charter (Notes 3, 6)	48,551	0	0
Reduction in deferred offering expenses	0	107	0
Change in payable offering expenses	0	31	0
Crude's net assets at the completion of the business acquisition (Note 12)	211,144	0	0
Units issued to acquire Crude (Note 3)	155,559	0	0
Fair value of Crude's Equity Incentive Plan attributable to precombination services (Note 3)	$ 1,505	$ 0	$ 0

Basis Of Presentation And General Information	12 Months Ended
Dec. 31, 2011
Basis Of Presentation and General Information Abstract
Basis Of Presentation and General Information
1.	Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is engaged in the seaborne transportation services of crude oil and refined petroleum products, edible oils and soft chemicals, by chartering its vessels under short-term voyage charters and medium to long-term time and bareboat charters.
The consolidated financial statements include the following vessel-owning companies and operating company which were all incorporated or formed under the laws of the Marshall Islands.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC
Capital Product Operating GP LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.(6)	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp. (6)	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign) (1)	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co.	03/18/2004	M/T Assos (M/T Insurgentes) (1),(4)	47,872	04/04/2007 08/16/2010	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy) (1)	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos (1)	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas (1)	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax (1)	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary) (1)	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios (1)	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos (M/T El Pipila) (2),(5)	47,786	05/08/2007 03/01/2010	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios (2)	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos (2)	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I (2)	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (3)	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos) (2)	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (3)	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (3)	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos) (2)	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos) (2)	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3), (4)	51,238	04/07/2009	11/24/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II (3), (5)	51,238	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis (3)	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/10/2011	01/25/2011
Cooper Consultants Co.	04/06/2006	M/T Miltiadis M II (6)	162,000	09/30/2011	04/26/2006
Alexander the Great Carriers Corp.	01/26/2010	M/T Alexander the Great (6)	297,958	09/30/2011	03/26/2010
Achilleas Carriers Corp.	01/26/2010	M/T Achilleas (6)	297,863	09/30/2011	06/25/2010
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux (6)	150,000	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias (6)	150,000	09/30/2011	—

(1)	Initial Vessels acquired from Capital Maritime & Trading Corp. (“CMTC”) upon consummation of the Partnership's Initial Public Offering (“IPO”) which was completed on April 3, 2007.
(2)	Committed Vessels (the Partnership committed to acquire these vessels from CMTC upon consummation of the IPO)
(3)	Non-Contracted Vessels (vessels acquired from CMTC that were neither initial nor committed vessels)
(4)	Was acquired on April 4, 2007, on April 7, 2009 was exchanged with the M/T Agamemnon II and was reacquired on August 16, 2010.
(5)	Was acquired on May 8, 2007, on April 13, 2009 was exchanged with the M/T Ayrton II and was reacquired on March 1, 2010.
(6)	Were acquired upon the completion of the business acquisition of Crude Carriers Corp. (“Crude”).

 The Partnership Agreement provides that the Partnership's board of directors has the power to oversee, direct the operations of, manage and determine the strategies and policies of the Partnership. In addition under the Partnership Agreement, CMTC and its affiliates are not permitted to participate in the election of five out of the Partnership board's eight directors. This provision ensures that a majority of the directors on the Partnership's board are elected by the Partnership's limited unitholders that are not CMTC or its affiliates, and since July 22, 2010 a majority of the Partnership's board has been elected by unaffiliated unitholders.
As a result, the Partnership is not considered to be under common control with CMTC therefore since July 22, 2010 the Partnership no longer accounts for vessel acquisitions from CMTC as transfer of equity interest between entities under common control.
Prior to July 22, 2010, when the Partnership and CMTC were under common control, all the vessel owning companies the Partnership acquired from CMTC were recorded by the Partnership at net book value reflected by CMTC and accounted for as a combination of entities under common control or a transfer of equity interest between entities under common control. For a combination between entities under common control, the purchase cost provisions (as they relate to purchase business combinations involving unrelated entities) explicitly do not apply; instead the method of accounting prescribed by accounting standards for such transfers is similar to pooling-of-interests method of accounting. Under this method, the carrying amount of assets and liabilities recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. Purchase premium or discount representing the difference between the cash consideration paid and the book value of the net assets acquired was recorded as increase or decrease to the Partners' capital.
Vessels that had an operating history as part of CMTC fleet, prior to their acquisition by the Partnership have been treated as an acquisition of business. As a result, transfers of equity interests between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years were retroactively adjusted to furnish comparative information similar to the pooling-of-interest method.
Vessels that had no operating history and were delivered to the Partnership from the shipyards through CMTC have been treated as an acquisition of assets from an entity under common control.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies Abstract
Significant Accounting Policies
2.	Significant Accounting Policies

(a)
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation. Balances and transactions with CMTC and its affiliates have not been eliminated, but are presented as balances and transactions with related parties. The Partnership's consolidated financial statements have been prepared after giving retroactive effect to the combination of entities under common control in 2009 through July 22, 2010 as described in Note 1 to the consolidated financial statements.

(b)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates. Additionally, these consolidated financial statements include allocations for certain expenses, including corporate overhead expenses that are normally incurred by a listed company.

(c)
Other Comprehensive Income: The Partnership separately records certain transactions directly as components of partners' capital / stockholders' equity. For the year ended December 31, 2011 other comprehensive income is comprised of changes in fair value of interest rate swaps that qualify as cash flow hedges and the amortization of the accumulated other comprehensive loss attributable to interest rate swaps that do not qualify as cash flow hedges since July 1, 2011. For the years ended December 31, 2010 and 2009 other comprehensive income is solely comprised of changes in fair values of interest rate swaps that qualify as cash flow hedges (Note 8).

(d)
Accounting for Revenue, Voyage and Operating Expenses : The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Some of the Partnership's time charters also include profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract that is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo. Revenues under voyage charter agreements are recognized when a voyage agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured.

Revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage.
All of the Partnership's time charters and bareboat charters are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective time or bareboat charter. Revenues from profit sharing arrangements in time charters represent 50% portion of time charter equivalent (voyage income less direct expenses, divided by operating days), that exceeds the agreed base rate and are recognized in the period earned. Deferred revenue represents cash received in advance of being earned. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the rest as long term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of commissions, port expenses, canal dues and bunkers. Commissions are expensed over the related charter period and all the other voyage expenses are expensed as incurred. Under the Partnership's time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer, with the exception of Overseas Shipholding Group Inc. bareboat charter agreements where the charterer is responsible for the commissions. For voyage charters all voyage expenses are paid by the Partnership.
Vessel operating expenses presented in the consolidated financial statements mainly consisted of:

•	Management fees payable to the Partnership's manager Capital Shipmanagement Corp. (the “Manager” or “CSM”) under three different types of Management agreements (Note 4); and

•	Actual operating expenses such as crewing, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.
Vessel operating expenses are expensed as incurred.

(e)
Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at that date. Gains or losses resulting from foreign currency transactions are included in interest and other income in the accompanying consolidated statements of income.

(f)
Cash and Cash Equivalents: The Partnership considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(g)
Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash. As of December 31, 2011 and 2010, restricted cash amounted to $ 6,750 and $5,250, respectively, and is presented under other non-current assets.

(h)
Trade Accounts Receivable: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that it has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No allowance for doubtful accounts was established as of December 31, 2011 and 2010.

(i)	Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost or market value. The cost is determined by the first-in, first-out method.

(j)
Fixed Assets: Fixed assets consist of vessels which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessels' remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership's vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

(k)
Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets on a vessel by vessel basis. If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

Since 2009 market conditions as compared to previous years have changed significantly as a result of the global credit crisis and resulting slowdown in world trade of crude oil and related products. Charter rates decreased and values of assets were affected. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its assets. The Partnership has performed an undiscounted cash flow test based on US GAAP as of December 31, 2011, 2010 and 2009 determining undiscounted projected net operating cash flows for the vessels and comparing them to the vessels' carrying values. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership's historical performance and expectations for the vessels' utilization under the deployment strategy. Based on these assumptions, the Partnership determined that the undiscounted cash flows supported the vessels' carrying amounts as of December 31, 2011 and 2010.

(l)
Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business at fair value. When a business is acquired that owns a vessel with an existing charter agreement, the Partnership determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. When determining present value, the Partnership uses Weighted Average Cost of Capital (“WACC”). The resulting above-market (assets) and below-market (liabilities) charters are amortized using straight line method as a reduction and increase, respectively, to revenues over the remaining term of the charters.

(m)
Deferred charges, net: are comprised mainly of fees paid to lenders for obtaining new loans or refinancing existing loans and are capitalized as deferred finance charges and amortized to interest expense over the term of the respective loan using the effective interest rate method.

(n)
Pension and Retirement Benefit Obligations : The vessel-owning companies included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to seven months) and accordingly, they are not liable for any pension or post retirement benefits.

(o)
Concentration of Credit Risk: Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents, interest rate swaps, and trade accounts receivable. The Partnership places its cash and cash equivalents, consisting mostly of deposits, and enters into interest rate swap agreements with creditworthy financial institutions rated by qualified rating agencies. Most of the Partnership's revenues were derived from a few charterers. For the year ended December 31, 2011, British Petroleum Shipping Limited, CMTC, and OSG accounted for 32%, 24% and 11% of the Partnership's total revenue, respectively. For the year ended December 31, 2010 British Petroleum Shipping Limited, Morgan Stanley Capital Group Inc. and OSG accounted for 49%, 11% and 11% of total revenue, respectively. For the year ended December 31, 2009 British Petroleum Shipping Limited, Morgan Stanley Capital Group Inc., and OSG accounted for 54%, 20% and 11% of total revenue, respectively. The Partnership does not obtain rights of collateral from its charterers to reduce its credit risk.

(p)
Fair Value of Financial Instruments: On January 1, 2008, the Partnership adopted the accounting guidance for Fair Value Measurements for financial assets and liabilities and any other assets and liabilities carried at fair value. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The carrying value of trade receivables, due from related parties, due to related parties, accounts payable and current accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest and due to the fact the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2011. Interest rate swaps are recorded at fair value on the consolidated balance sheet.

(q)
Interest Rate Swap Agreements: The Partnership designates its derivatives based upon the intended use, and recognizes all derivatives as either assets or liabilities in the statement of financial position and measures those instruments at fair value. Changes in the fair value of each derivative instrument are recorded depending on the intended use of the derivative and the resulting designation. For a derivative that does not qualify as a hedge, changes in fair value are recognized within the income statement. For derivatives that qualify as cash flow hedges, the changes in fair value of the effective portion are recognized at the end of each reporting period in Other comprehensive income / (loss), until the hedged item is recognized in income. The ineffective portion of a derivative's change in fair value is immediately recognized in the income statement.

(r)
Net Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing Partnership's net income less general partner interest in net income (including incentive distribution rights) and less net income allocable to unvested units by the weighted-average number of outstanding limited partner units during the period (Note 15). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

(s)
Income Taxes: The Partnership is not subject to the payment of any income tax on its income. Instead, a tax is levied based on the tonnage of the vessels, which is included in operating expenses (Note 11).

(t)
Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment.

Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(u)
Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of income. These units are measured at their fair value equal to the market value of the Partnership's common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and a total fair value of such units is recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 14).

(v)
Recent Accounting Pronouncements : In June 2011, the Financial Accounting Standards Board (“ FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment does not change what items are reported in other comprehensive income. Additionally, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU No. 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are effective for interim and annual financial periods beginning after December 15, 2011 and are to be applied retrospectively, with early adoption permitted. The Partnership believes the adoption of this update will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have an impact on the Partnership's results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (“the Boards”) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments to this ASU are to be applied prospectively. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Based on the Partnership's evaluation of this ASU, the adoption of this amendment will not have a material impact on the Partnership's financial statements.
In December 2010 the FASB issued the No 2010-29 that amends existing guidance for disclosure of supplementary pro forma information for business combinations. This ASU specifies that when financial statements are presented, the revenue and earnings of the combined entity should be disclosed as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only and expanded the required disclosures. ASU 2010-29 is effective for business combinations with acquisition dates on or after January 1, 2011. The Partnership adopted this ASU and presented the required pro-forma disclosures for the business acquisitions during the year ended December 31, 2011(Note 3).

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions Abstract
Acquisitions
3.	Acquisitions

a.	Patroklos (M/V Cape Agamemnon)
On June 9, 2011, the Partnership acquired the shares of Patroklos Marine Corp., the vessel owning company of the M/V Cape Agamemnon (“Patroklos”), from CMTC as it was deemed accretive to the Partnership's distributions by the board of directors. The vessel at the time of her acquisition by the Partnership operated under a ten year time charter, with Cosco Bulk Carrier Co. Ltd. (“COSCO Bulk”), an affiliate of the COSCO Group. The time charter commenced in July 2010 and the earliest expiry under the charter is in June 2020. The acquisition of Patroklos was unanimously approved by the Partnership's Board of Directors following the unanimous approval and recommendation of the Board's conflicts committee, which is comprised entirely of independent directors.
The Partnership accounted for the acquisition of Patroklos as an acquisition of a business. All assets and liabilities of Patroklos except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $83,525 was funded by $1,470 from available cash, $25,000 through a draw down from the Partnership's credit facility with Credit Agricole Emporiki Bank (Note 7) and the remaining through the issuance of 6,958,000 Partnership's common units to CMTC at a price of $8.20 per unit as quoted on the Nasdaq Stock Exchange the date of the acquisition of Patroklos by the Partnership. Furthermore upon the acquisition of Patroklos, the Partnership issued another 142,000 of Partnership's common units. These units were converted into 142,000 of general partner units by the Partnership and delivered to Capital General Partner (“CGP”) in order for it to maintain its 2% interest in the Partnership. The Partnership received the amount of $1,470 in exchange for these general partner units.

•	Acquisition related costs
Acquisition-related costs of approximately $409 are included in general and administrative expenses in the consolidated statements of income for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Patroklos and the gain from bargain purchase recorded as non operating income / (expense), net in the Partnership's consolidated statements of income for the year ended December 31, 2011 was calculated as follows:

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551

Identifiable assets	$100,051

Purchase price	(83,525)

Gain from bargain purchase	$16,526

The gain from bargain purchase of $16,526 has resulted from the decline of the Partnership's common unit price as the 6,958,000 common units which were issued to CMTC were valued at $8.20 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Patroklos, as compared to the Partnership's common unit price of $10.35 representing a value of Partnership's common unit on the day CMTC and the Partnership agreed on the purchase consideration, including the issuance of these common units.

After a subsequent review and reassessment of valuation methods and procedures of the $100,051 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $16,526 in accordance with ASC Subtopic 805-30 as of the Patroklos acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Patroklos which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•
The Partnership's actual results of operations for the year ended December 31, 2011 excluding non recurring transactions such as gain from bargain purchase of $16,526 regarding the acquisition of Patroklos and actual acquisition related costs the Partnership incurred in connection with the acquisition of Patroklos;

•
The Partnership's actual results of operations for the year ended December 31, 2010 adjusted for non recurring transactions, such as gain from bargain purchase of $16,526 resulting from the acquisition of Patroklos and actual acquisition related costs the Partnership incurred in connection with the acquisition of Patroklos and;

•
Pro forma results of operations of Patroklos for the period from January 1, 2011 through June 9, 2011 and for the period from its vessel's delivery from the shipyard on July 28, 2010 to December 31, 2010 as if Patroklos was operating under post acquisition revenue and cost structure.

The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisitions of Patroklos occurred on July 28, 2010:

	For the years ended December 31,
	2011	2010
Total revenues	$134,473	$128,671

Partnership's net income	72,807	35,819

General Partner's interest in Partnership's net income	1,456	716

Limited Partners' interest in Partnership's net income	$71,351	$35,103

Pro-forma weighted average of Partnership's common units outstanding	50,314,281	35,491,287

Net income per common unit (basic and diluted)	$1.39	$0.98

b.	Crude
On September 30, 2011, the merger between the Partnership and Crude was successfully completed. The exchange ratio of this unit for share transaction was 1.56 Partnership's common units for each Crude share. The Partnership is the surviving entity in the merger and continues to be structured as a master limited partnership. This transaction was deemed accretive to the Partnership's distributions in the long term and it adds to the balance sheet strength and financial flexibility of the Partnership.
The Crude acquisition has been accounted for using the acquisition method of accounting. Under the acquisition method of accounting, the total purchase price has been allocated to the all identifiable assets acquired and liabilities assumed with the excess of the fair value of assets acquired and liabilities assumed over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $157,064 is comprised of:
a) $155,559 representing the value of 24,344,176 Partnership's common units that were issued to Crude's shareholders', based on the exchange ratio of 1.56 Partnership's common units for each Crude share, at a price of $6.39 per unit as quoted on the Nasdaq Stock Exchange on September 30, 2011 the day of the successful closing of the acquisition and;
b) $1,505 representing the fair value attributable to precombination services of Crude's Equity Incentive Plan awards at the closing of the merger on September 30, 2011. Crude's Equity Incentive Plan awards consisted of 399,400 of Crude's common shares which were also exchanged at a ratio of 1.56 into 623,064 Partnership's common units at the closing of the merger.
Furthermore at the closing of the acquisition of Crude the Partnership converted 499,346 of Partnership's common units held by CMTC into 499,346 general partner units and delivered to CGP in order for it to maintain its 2% interest in the Partnership. For these units there was no cash consideration paid to the Partnership.

•	Acquisition related costs
Acquisition-related costs of approximately $4,225 are included in general and administrative expenses in the consolidated statements of income for the year ended December 31, 2011.

•	Purchase price allocation
The allocation of the purchase price to all identifiable assets acquired and liabilities assumed was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of assets and liabilities of Crude and the gain from bargain purchase recorded as non operating income / (expense), net, in the Partnership's consolidated statements of income for the year ended December 31, 2011 was calculated as follows:

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)

Net assets acquired and liabilities assumed	$222,991

Purchase price	$(157,064)

Gain from bargain purchase	$65,927

The gain from bargain purchase of $65,927 has mainly resulted from:

•
the decline of the Partnership's common unit price as the common units which were issued to Crude's shareholders were valued at $6.39 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Crude as compared to the Partnership's common unit price of $11.27 used to determine the exchange ratio of the unit for share transaction;

•	the fair value adjustments for the five crude tanker vessels comprising Crude's fleet on the day of the acquisition; and

•	the fair value attributable to precombination services of Crude's Equity Incentive Plan awards included into the purchase consideration.
After a subsequent review and reassessment of valuation methods and procedures of the $222,991 fair value amount for identifiable assets acquired and liabilities assumed, the Partnership concluded that its measurements for the identifiable assets acquired and liabilities assumed appropriately reflect consideration of all available information that existed as of the acquisition date. As a result of the merger and based on ASC Subtopic 805-30 the Partnership recorded a gain from bargain purchase of $65,927 in its consolidated statements of income as of the acquisition date.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the historical financial information of the Partnership and Crude reflecting:

•
The Partnership's actual results of operations for the year ended December 31, 2011 excluding non recurring transactions such as gain from bargain purchase of $65,927 regarding the acquisition of Crude and actual acquisition related costs the Partnership incurred in connection with the acquisition of Crude;

•
The Partnership's actual results of operations for the year ended December 31, 2010 adjusted for non recurring transactions such as gain from bargain purchase of $65,927 resulting from the acquisition of Crude and actual acquisition related costs the Partnership incurred in connection with the acquisition of Crude and;

•
Crude's actual results of operations for the period from January 1, 2011 to September 30, 2011 and for the year ended December 31, 2010. The Crude historical financial information has been adjusted to give effect to the pro forma events that are (i) directly attributable to Crude acquisition, (ii) factually supportable and (iii) expected to have a continuing impact on the combined results. These adjustments include the depreciation charges as vessels' depreciation was adjusted by replacing the Crude's vessels carrying values used to calculate depreciation expense included in the historical financial information with their respective fair values as of acquisition date, adjustments to interest expense as well as adjustments to general and administrative expenses related to Crude's equity incentive plan.

The following table summarizes total net revenues, net income and net income per common unit of the combined entity had the acquisition of Crude occurred on January 1, 2010:

	For the years ended December 31,
	2011	2010
Total revenues	$167,897	$180,474

Partnership's net income	18,274	89,613

General Partner's interest in Partnership's net income	365	1,792

Limited Partners' interest in Partnership's net income	$17,909	$87,821

Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715

Net income per common unit (basic and diluted)	$0.27	$1.67

Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties Abstract
Transactions with Related Parties
4.	Transactions with Related Parties
The Partnership and its subsidiaries, have related-party transactions with the Manager, due to certain terms of the following three different types of management agreements.

1.
Fixed fee management agreement: At the time of the completion of the IPO the Partnership entered into an agreement with its Manager , according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pay a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the manager to remain in compliance with the oil majors' requirements, including vetting requirements;

2.
Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years per managed vessel. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and

3.
Crude management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels the Partnership acquired as part of the Crude's acquisition continue to be managed under a management agreement entered into in March 2010 with the Manager whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale & purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude Carriers; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.
All the above three agreements will constitute the “Management Agreements”.
Under the terms of the fixed fee management agreement, the Manager charged the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the years ended December 31, 2011, 2010 and 2009 such fees amounted to $1,237, $1,966 and $2,963, respectively. The 2011 charge includes a $710 adjustment in order to reflect the claim proceeds the Partnership received for one of its vessels the M/T Attikos.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses CGP for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general & administrative expenses in the consolidated statements of income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2011	As of December 31, 2010
Assets:
Hire receivable (c)	$—	$2

Due from related parties	—	$2

Total assets	$—	$2

Liabilities:
Manager - payments on behalf of the Partnership (a)	$8,138	2,048
Management fee payable to CSM (b)	2,434	2,496

Due to related parties	$10,572	$4,544

Deferred revenue - current (f)	4,225	1,542

Total liabilities	$14,797	$6,086

	For the year ended December 31,
Consolidated Statements of Income	2011	2010	2009
Revenues (c)	$31,799	$11,030	$—
Voyage expenses	165	—	—
Vessel operating expenses	30,516	30,261	30,830
General and administrative expenses (d)	1,630	1,103	1,088
Interest expense and finance cost (e)	—	210	543
(a) Manager - Payments on Behalf of Capital Product Partners L.P . : This line item includes the Manager payments it makes on behalf of the Partnership and its subsidiaries.
(b) Management fee payable to CSM : The amount outstanding as of December 31, 2011 and 2010 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.
(c) Revenues: The following table includes information regarding the charter agreements the Partnership entered into with CMTC during 2011 and 2010.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.25 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	07/2012	$13.5 ($13.3)
M/T Axios	1 TC	02/2010	03/2011	$12.8 ($12.6)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	09/2012	$13.8 ($13.6)
M/T Alkiviadis	2 TC	06/2010	05/2012	$13.0 ($12.8)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	11/2012	$18.25 ($18.0)
M/T Avax	1 TC	05/2011	04/2012	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	06/2012	$14.0 ($13.8)
M/T Alexander the Great	1+1+1 TC	11/2011	10/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Amoureux	1+1+1 TC	10/2011	09/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	10/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1+1+1 TC	01/2012	12/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)

(d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.
(e) Interest expense and finance cost : Interest expense for the related-party loans for the years ended December 31, 2011, 2010 and 2009 amounted to $0, $210 and $543 respectively and relates to the loans that CMTC had entered into with financial institutions for the financing of the acquisition of the shares of the vessel owning company of the M/T Atrotos and the M/T Alkiviadis when both operated under CMTC's fleet. There were no outstanding balances in relation to these loans as of December 31, 2011 and 2010.
(f) Deferred Revenue: As of December 31, 2011 and 2010 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.

Vessels	12 Months Ended
Dec. 31, 2011
Vessels Abstract
Vessels
5.	Vessels
An analysis of vessels is as follows:

	As of December 31, 2011	As of December 31, 2010
Cost:
Vessels	1,217,606	813,746
Less: accumulated depreciation	(143,620)	(106,407)

Vessels, net	$1,073,986	$707,339

All of the Partnership's vessels as of December 31, 2011 have been provided as collateral to secure the Partnership's credit facilities.
Following the acquisition of Crude (Note 3), the Partnership owns the shares of the vessel owning companies of the M/T Alexander the Great, the M/T Achilleas, the M/T Miltiadis M II, the M/T Amoreux and the M/T Aias. These vessels have been recorded in the Partnership's financial statements at the amount of $351,750 which represents their respective fair value at the completion of the business acquisition.
On June 9, 2011 the Partnership acquired the shares of Patroklos, the vessel owning company of the M/V Cape Agamemnon for a total consideration of $83,525 (Note 3). The vessel has been recorded in the Partnerships' financial statements at its fair value at the time of acquisition of $51,500. In addition the Partnership recognized an above market acquired time charter of $48,551 (Note 6).
During 2011 the M/T Amore Mio II, M/T Arionas, M/T Agisilaos and M/T Assos (renamed Insurgentes), underwent improvements; these costs for these four vessels amounted to $611 and were capitalized as part of the respective vessels' historic cost.

Above Market Acquired Charters	12 Months Ended
Dec. 31, 2011
Above Market Acquired Charters Abstract
Above market acquired charters
6.	Above market acquired charters
In June, 2011 the Partnership acquired the shares of Patroklos, the vessel-owing company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In August 16, 2010 the Partnership acquired the shares of the vessel-owing company of M/T Assos (renamed Insurgentes) with an outstanding bare-boat charter, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above the market acquired bare-boat charter was estimated by the Partnership at $9,000, and was recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the years ended December 31, 2011 and 2010, revenues included a reduction of $5,489 and $938 as amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	Total
Carrying amount as at January 1, 2010	$—	$—	$—
Acquisitions	—	9,000	9,000
Amortization	—	(938)	(938)

Carrying amount as at December 31, 2010	—	8,062	8,062

Acquisitions	48,551	—	48,551
Amortization	(3,008)	(2,481)	(5,489)

Carrying amount as at December 31, 2011	$45,543	$5,581	51,124

As of December 31, 2011 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $51,124 and will be amortized in future years as follows:

Year ended December 31,	M/V Cape Agamemnon	M/T Assos	Total
2012	5,372	2,488	7,860
2013	5,357	2,481	7,838
2014	5,357	612	5,969
2015	5,357	—	5,357
2016	5,372	—	5,372
Thereafter	18,728	—	18,728

Total	45,543	5,581	51,124

Long Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt Disclosure Abstract
Long-term debt Disclosure
7.	Long-Term Debt
Long-term debt consists of the following:

	Bank Loans	Entity	As of December 31, 2011	As of December 31, 2010	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$366,500	$366,500	1.35% to 1.45%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$242,080	107,500	1.35% to 1.45%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	25,000	—	3.25%

	Total		$633,580	$474,000

	Less: Current portion		$18,325	—

	Long-term portion		$615,255	$474,000

On June 9, 2011 the Partnership entered into a loan agreement with Credit Agricole Emporiki Bank for a credit facility of $25,000 in order to partially finance the acquisition of the shares of the vessel owning company of the M/V Cape Agamemnon from CMTC. On June 10, 2011 the Partnership drew down the amount of $25,000. The credit facility is non-amortizing until March 31, 2013 and is payable in twenty equal consecutive quarterly installments commencing in June 2013 plus a balloon payment in March 2018. This credit facility contains customary ship finance covenants and is secured and guaranteed by the vessel owning company of the M/V Cape Agamemnon.

On March 19, 2008 the Partnership entered into a loan agreement with a syndicate of financial institutions including HSH Nordbank AG for a non amortizing credit facility, of up to $350,000 for the partial financing of vessels' acquisition by the Partnership. The amounts drawn down under this facility are non-amortizing until June 2013 and will be repaid by twenty equal consecutive quarterly installments commencing in June 2013 plus a balloon payment due in March 2018. Loan commitment fees are calculated at 0.325% per annum on any undrawn amount and are paid quarterly.
On September 30, 2011, the Partnership completed the refinancing of Crude's outstanding debt of $134,580 using its existing $350,000 credit facility entered into in March 2008. The refinanced amount, as with all amounts drawn down under this credit facility, is non-amortizing until June 2013 and will be repaid by twenty equal consecutive quarterly installments plus a balloon payment in March 2018. The M/T Alexander the Great, M/T Achilleas, M/T Miltiadis M II, and M/T Aias were added as collateral to this credit facility.
On March 22, 2007, the Partnership entered into a loan agreement with a syndicate of financial institutions including HSH Nordbank AG for a revolving credit facility, of up to $370,000 for the financing of the acquisition cost, or part thereof, of up to fifteen medium range product tankers. This credit facility is non amortizing up to June 2012 and will be repaid in twenty equal consecutive quarterly installments commencing in September, 2012 plus a balloon payment due in June, 2017. Loan commitment fees are calculated at 0.20% per annum on any undrawn amount and are paid quarterly.
The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel of which 50% may be constituted by undrawn commitments under the revolving facility, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.80:1. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2011, and 2010 the Partnership was in compliance with all financial debt covenants.
The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the twenty-seven vessel-owning companies, and mortgage interest insurance.
The Partnership's credit facilities contain a “Market Disruption Clause” where the lenders, at their discretion, may impose additional interest margin if their borrowing rate exceeds effective interest rate (LIBOR) stated in the loan agreement with the Partnership. For the years ended December 31, 2011, 2010 and 2009 the Partnership incurred an additional interest expense in the amount of $1,290 and $1,468 and $1,799 respectively due to the “Market Disruption Clause”.
On June 30, 2009, the Partnership reached an agreement with its lenders to amend certain covenants in its $370,000 and $350,000 credit facilities. It was agreed to increase the fleet loan-to-value covenant to 80% from 72.5% in both of its credit facilities. It was also agreed that a number of the Partnership's vessels currently on long term period charter with certain of our top rated charterers will be valued on the basis of their current estimated fair value plus the value of their remaining charter instead of charter free subject to the credit rating of the charterers by two reputable international credit rating agencies. In exchange, the interest margin for both of the Partnership's credit facilities was increased to 1.35% - 1.45% over LIBOR subject to the level of the asset covenants. These amendments were effective immediately and are valid until June 2012. All other terms in both of the Partnership's facilities remain unchanged. The margins prior to the amendment of the terms were 0.75% over LIBOR for the $370,000 credit facility and 1.10% over LIBOR for the $350,000 credit facility.

The Partnership's draw downs under its credit facilities are as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
Capital Product Partners L.P.	04/04/2007	$30,000
M/T Atrotos	05/08/2007	56,000
M/T Akeraios	07/13/2007	56,000
M/T Apostolos	09/20/2007	56,000
M/T Attikos	09/24/2007	20,500
M/T Anemos I	09/28/2007	56,000
M/T Alexandros II	01/29/2008	48,000
M/T Amore Mio II	03/27/2008		$46,000
M/T Aristofanis	04/30/2008		11,500
M/T Aristotelis II	06/17/2008	20,000	28,000
M/T Aris II	08/20/2008	24,000	22,000
M/V Cape Agamemnon	06/09/2011			$25,000
Crude Carriers Corp. and its subsidiaries	09/30/2011		134,580

Total		$366,500	$242,080	$25,000

As of December 31, 2011, the amount of $3,500 and $107,920 of the Partnership's credit facilities of up to $370,000 and $350,000 ((i) and (ii) in the above table), respectively had not been drawn down.
Following the swap agreements that the Partnership has entered into, the interest rate under the credit facilities of $370,000 and $350,000 ((i) and (ii) in the above table), excluding the September 2011 drawn down of $134,580, is fixed.
For the years ended December 31, 2011, 2010 and 2009 the Partnership recorded interest expense of $32,216, $31,634 and $30,508, respectively. As of December 31, 2011 and 2010 the weighted average interest rate of the Partnership's loan facilities was 5.28% and 6.64%, respectively.
The required annual loan payments to be made subsequent to December 31, 2011 are as follows:

Year ended December 31,	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	Total
2012	$18,325	$—	$—	18,325
2013	36,650	18,156	2,250	57,056
2014	36,650	24,208	3,000	63,858
2015	36,650	24,208	3,000	63,858
2016	36,650	24,208	3,000	63,858
Thereafter	201,575	151,300	13,750	366,625

Total	$366,500	$242,080	$25,000	$633,580

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Abstract
Financial Instruments
8.	Financial Instruments
Derivative Instruments
The Partnership has entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. The Partnership under its $370,000 credit facility has swapped the amount of $366,500 and under its $350,000 credit facility, the amount of $107,500.

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Balances as of December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$(8,255)	$(8,255)	—	—

Long-term liabilities	$(4,422)	$(4,422)	$(32,505)	$(32,505)

	$(12,677)	$(12,677)	$(32,505)	$(32,505)

Tabular disclosure of financial instruments is as follows:

Liability derivatives
Balance sheet location	As of December 31, 2011 Fair value	As of December 31, 2010 Fair value
Derivatives designated as hedging instruments - effective hedges
Financial instruments long-term liabilities.	$4,422	$32,505
Financial instruments short-term liabilities.	$839	—

Total derivatives not designated as hedging instruments - ineffective hedges
Financial instruments short-term liabilities.	$7,416	—

Total Derivatives	$12,677	$32,505

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the Partnership's statements of income and the amounts recognized in income arising from the ineffective interest rate swap agreements, for the years ended December 31, 2011, 2010 and 2009, respectively:

Derivatives for cash flow hedging relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)			Location of Gain/(loss) Reclassified into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion)			Amount of Gain Remaining in OCI on Derivative (Effective Portion)			Location of Gain/(loss) Recognized in income (ineffective portion)	Amount of Gain/ (Loss) recognized in income
	2011	2010	2009		2011	2010	2009	2011	2010	2009		2011	2010	2009
Interest rate swaps	(4,234)	(17,159)	(8,467)	Interest expense and finance cost	(21,752)	(21,585)	(18,950)	17,518	4,426	10,483	Gain on interest rate swap agreement	2,310	—	—
The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Derivatives	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2010	$(32,505)	—	$(32,505)	—
December 31, 2011	$(12,677)	—	$(12,677)	—
As of December 31, 2011, the interest rate swaps as presented in the table below qualify as a cash flow hedge and the changes in their fair value are recognized in accumulated other comprehensive income/(loss).

Bank	Currency	Notional Amount	Fixed rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2011
HSH Nordbank AG	USD	20,500	4.9250%	09.20.2007	09.24.2007	06.29.2012	(445)
HSH Nordbank AG	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	(1,636)
HSH Nordbank AG	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	(463)
HSH Nordbank AG	USD	20,000	4.5200%	06.13.2008	06.17.2008	06.28.2012	(394)
HSH Nordbank AG	USD	28,000	4.6100%	06.13.2008	06.17.2008	03.28.2013	(1,379)
HSH Nordbank AG	USD	22,000	4.0990%	08.14.2008	08.20.2008	03.28.2013	(944)

Total derivative instruments fair value							(5,261)

Since July 1, 2011 eight interest rate swaps of the Partnership, as disclosed to the table below, do not qualify as a cash flow hedges any longer. As a result the amount of $11,920, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of June 30, 2011, attributable to ineffective hedges and is being amortized over their respective remaining term up to their maturity dates (June 2012) and are being recognized in the Partnership's consolidated statements of income by using the effective interest rate method.

Bank	Currency	Notional Amount	Fixed rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2011
HSH Nordbank AG	USD	30,000	5.1325%	02.20.2007	04.04.2007	06.29.2012	(682)
HSH Nordbank AG	USD	56,000	5.1325%	02.20.2007	05.08.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	56.000	5.1325%	02.20.2007	07.13.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	56,000	5.1325%	02.20.2007	09.20.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	56,000	5.1325%	02.20.2007	09.28.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	24,000	5.1325%	02.20.2007	01.29.2008	06.29.2012	(546)
HSH Nordbank AG	USD	24,000	5.1325%	02.20.2007	01.29.2008	06.29.2012	(546)
HSH Nordbank AG	USD	24,000	5.1325%	02.20.2007	08.20.2008	06.29.2012	(546)

Total derivative instruments fair value							(7,416)

For the year ended December 31, 2011 the Partnership recorded an expense of $5,956 from the above amortization. Additionally, for the year ended December 31, 2011, the Partnership recorded a gain of $8,266 as a result from the change in the fair value of these eight interest rate swaps. The net result of the accumulated OCL amortization and the change of the fair value of the eight swap agreements of $2,310 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's consolidated statements of income for the year ended December 31, 2011.

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities Abstract
Accrued Liabilities
9.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2011	2010
Accrued loan interest and loan fees	$114	$111
Accrued operating expenses	834	—
Accrued voyage expenses and commissions	848	394
Accrued general and administrative expenses	490	393

Total	$2,286	$898

Voyage Expenses And Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage Expenses And Vessel Operating Expenses Abstract
Voyage Expenses and Vessel Operating Expenses
10.	Voyage Expenses and Vessel Operating Expenses
Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2011	2010	2009
Voyage expenses:
Commissions	$1,844	$1,279	$1,084
Bunkers	8,400	4,295	2,209
Port expenses	1,390	1,412	604
Other	96	23	96

Total	$11,730	$7,009	$3,993

Vessel operating expenses:
Crew costs and related costs	$2,963	$551	$1,332
Insurance expense	784	69	162
Spares, repairs, maintenance and other expenses	390	269	1,015
Stores and lubricants	651	112	256
Management fees	29,279	28,294	27,191
Vetting, insurances, spares and repairs (Note 4)	1,237	1,966	2,963
Other operating expenses	161	34	115

Total	$35,465	$31,295	$33,034

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes Abstract
Income Taxes
11.	Income Taxes
Under the laws of the Marshall Islands, the country in which the vessel-owning subsidiaries were incorporated, these companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes in the country in which the vessels are registered, which have been included in vessel operating expenses in the accompanying consolidated statements of income.
Pursuant to Section 883 of the United States Internal Revenue Code (the “Code”) and the regulations thereunder, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an “equivalent exemption” to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the voting power and value of the foreign corporation's stock is “primarily and regularly traded on an established securities market” in the United States and certain other requirements are satisfied (the “Publicly-Traded Test”).
The jurisdictions where the Partnership's vessel-owning subsidiaries are incorporated each grants an “equivalent exemption” to United States corporations with respect to each type of shipping income earned by the Partnership's ship-owning subsidiaries. Additionally, our units are only traded on the Nasdaq Global Market, which is considered to be established securities market. We also believe that we satisfy the other requirements of the Publicly-Traded Test. Therefore, we have satisfied the Publicly-Traded Test for the years ended December 31, 2011, 2010 and 2009 and the ship-owning subsidiaries are exempt from United States federal income taxation with respect to U.S.-source shipping income.

Cash Flows	12 Months Ended
Dec. 31, 2011
Cash Flow Abstract
Cash Flow
12.	Cash Flow
On September 30, 2011 the acquisition of Crude was successfully completed (Note 3). As the Merger Agreement was a unit for share transaction no cash consideration was paid and thus the following assets and liabilities of Crude acquired in a non-cash transaction are not included into the Partnership's consolidated statement of cash flows for the year ended December 31, 2011.

Crude's Net Assets	As of September 30, 2011
Trade receivables	$8,321
Prepayments and other assets	629
Inventories	9,503
Vessels	351,750

Total assets	370,203

Trade accounts payable	$12,497
Due to related parties	10,457
Accrued liabilities	1,525
Long term debt	134,580

Total liabilities	159,059

Total Net Assets	211,144

The following assets and liabilities were included in the balance sheets of vessel owning entities acquired from CMTC, however, these assets, liabilities and equity amounts were retained by CMTC on April 6, 2009, April 12, 2009, March 1, 2010 and June 30, 2010 when the shares of the vessel-owning companies of the M/T Agamemnon II, the M/T Ayrton II, the M/T Atrotos and M/T Alkiviadis were transferred from CMTC to the Partnership, respectively. These transfers have been accounted for as transfers of equity interests between entities under common control where prior years were retroactively adjusted as if the transfers occurred at the beginning of the earliest comparable period (Note 1). As such assets and liabilities were included in the Partnership's balance sheet due to retrospective presentation, but were not acquired by the Partnership upon acquisition of the above mentioned vessel-owning entities, the cash flows for the years ended December 31, 2010 and 2009 were adjusted accordingly to exclude the following amounts of assets and liabilities as they did not result in cash inflows or outflows in the Partnership's consolidated financial statements:

	As of December 31, 2010		As of December 31, 2009
	$		$
Trade receivables		1,629		113
Due from related parties		13,357		11
Prepayments and other assets		76		69
Inventories		146		272
Deferred charges		65		69

Total assets		15,273		534

Trade accounts payable		401		673
Due to related parties		—		1,777
Accrued liabilities		332		166
Borrowings		46,384		28,991

Total liabilities		47,117		31,607

Net liabilities assumed by CMTC upon contribution to the Partnership		31,844		31,073

Partners Capital Stockholders Equity And Distribution	12 Months Ended
Dec. 31, 2011
Partners' Capital / Stockholders' Equity and Distributions Abstract
Partners' Capital / Stockholders' Equity and Distributions
13.	Partners' Capital / Stockholders' Equity and Distributions
General: The partnership agreement requires that within 45 days after the end of each quarter, beginning with the quarter ending June 30, 2007, all of the Partnership's available cash will be distributed to unitholders.
Definition of Available Cash: Available Cash, for each fiscal quarter, consists of all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by our board of directors to:

•	provide for the proper conduct of the Partnership's business (including reserves for future capital expenditures and for our anticipated credit needs);

•	comply with applicable law, any of the Partnership's debt instruments, or other agreements; or

•	provide funds for distributions to the Partnership's unitholders and to the general partner for any one or more of the next four quarters;

•
plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under our credit agreement and in all cases are used solely for working capital purposes or to pay distributions to partners.

General Partner Interest and Incentive Distribution Rights: The General Partner has a 2% interest in the Partnership as well as the incentive distribution rights. In accordance with Section 5.2(b) of the Partnership Agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its 2% interest.
Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. The Partnership's general partner as of December 31, 2011, 2010 and 2009 holds the incentive distribution rights.
The following table illustrates the percentage allocations of the additional available cash from operating surplus among the unitholders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unitholders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount,” until available cash from operating surplus we distribute reaches the next target distribution level, if any. The percentage interests shown for the unitholders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%
Subordinated Units: All of the Partnership's subordinated units were held by CMTC. The Partnership agreement provided that, during the subordination period, the common units had the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3750 per quarter, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages did not accrue on the subordinated units. The purpose of the subordinated units was to increase the likelihood that during the subordination period there was available cash to be distributed on the common units.

Early Termination of Subordination Period: The payment of the exceptional distribution of $1.05 per unit in February 2009 brought annual distributions to unitholders to $2.27 per unit for the year ended December 31, 2008, a level which under the terms of the partnership agreement resulted in the early termination of the subordination period and the conversion of the subordinated units into common units on a one to one basis. Under the partnership agreement the subordination period would have ended in April 2011, if the Partnership had earned and paid at least $0.375 on each outstanding unit and corresponding distribution on the general partners' 2.0% for any three consecutive four-quarter periods.
Distributions of Available Cash from Operating Surplus During the Subordination Period: The Partnership agreement required that we make distributions of available cash from operating surplus for any quarter during the subordination period in the following manner:

•
first, 98% to the common unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
second, 98% to the common unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period;

•
third, 98% to the subordinated unitholders, pro rata, and 2.0% to our general partner, until we distribute for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter; and

•	Thereafter, in the manner described in the above table under section “General Partner Interest and Incentive Distribution Rights”.
Distributions of Available Cash From Operating Surplus After the Subordination Period: Our Partnership agreement requires that we will make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner:

•	first, 98% to all unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and

•	Thereafter, in the manner described in the above table under section “General Partner Interest and Incentive Distribution Rights”.
As of December 31, 2011 and 2010 our partners' capital included the following units:

	As of December 31, 2011	As of December 31, 2010

Limited partner units	69,372,077	37,946,183
General partner units	1,415,757	774,411

Total partnership units	70,787,834	38,720,594

In February 2010 the Partnership successfully completed an equity offering of 5,800,000 common units, receiving proceeds of $48,886 after the deduction of the underwriters' commissions. On the same date CMTC made a contribution of $1,048 to the Partnership in exchange for the issuance of 118,367 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership. In March 2010 the underwriters' exercised in part the overallotment options receiving an additional 481,578 common units from the Partnership. In exchange of the issuance of these common units the Partnership received the amount of $4,055 after the deduction of the underwriters' commissions. CMTC made a contribution of $87 to the Partnership in exchange for the issuance of 9,828 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership.

In August 2010 the Partnership successfully completed an equity offering of 5,500,000 common units, receiving proceeds of $45,460 after the deduction of the underwriters' commissions. On the same date CMTC made a contribution of $969 to the Partnership in exchange for the issuance of 112,245 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership. The underwriters' exercised in part the overallotment options receiving an additional 552,254 common units from the Partnership. In exchange of the issuance of these common units the Partnership received the amount of $4,540 after the deduction of the underwriters' commissions. CMTC made a contribution of $97 to the Partnership in exchange for the issuance of 11,270 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership.
In June 2011 the Partnership issued 6,958,000 common units and 142,000 general partner units to CMTC and CGP respectively in connection with the acquisition of the M/V Cape Agamemnon by the Partnership. In exchange of the 142,000 general partner units the Partnership received from CGP the amount of $1,470 (Note 3).
On September 30, 2011 the Partnership issued 24,967,240 common units to Crude's shareholders in connection with the acquisition of Crude. Upon the completion of the acquisition, the Partnership converted 499,346 common units into 499,346 general partner units in order to enable CGP to maintain its 2% interest in the Partnership (Note 3).
During the years ended December 31, 2011, 2010 and 2009, the Partnership declared and paid dividends amounting to $45,116, $33,665 and $70,463, respectively.
Changes in Common Stockholders' Equity reflect:

•
the capital contribution made by CMTC in connection with the acquisition of the Non-Contracted Vessels from the shipyards. For the year ended December 31, 2011, 2010 and 2009, such contributions amounted to$0, $0 and $48,913, respectively.

•	the cumulative earnings of the Non-Contracted Vessels during their operations as part of CMTC's fleet and

•
the reduction in the stockholders' equity during the years ended December 31, 2010 and 2009 represents the equity which was retained by CMTC upon the contribution of the Non-Contracted Vessels to the Partnership.

Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2011
Omnibus Incentive Compensation Plan Abstract
Omnibus Incentive Compensation Plan
14.	Omnibus Incentive Compensation Plan

a.	Partnership's Omnibus Incentive Compensation Plan
On April 29, 2008, the Board of Directors approved the Partnership's Omnibus Incentive Compensation Plan (the “Plan”) according to which the Partnership may issue a limited number of awards, not to exceed 500,000 units. The Plan was amended on July 22, 2010 increasing the aggregate number of restricted units issuable under the Plan to 800,000. The Plan is administered by the General Partner as authorized by the Board of Directors. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Manager, or CMTC, or other eligible persons (collectively, “key persons”) as the General Partner, in its sole discretion, shall select based upon such factors as it deems relevant. Members of the Board of Directors are considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of the Manager, CMTC and other eligible persons under the plan are not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.
On August 25 and 31, 2010 CGP awarded 448,000 and 347,200 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.

All unvested units are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested units will accrue distributions as declared and paid which will be retained by the custodian of the Plan until the units vest at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partner's capital.

b.	Crude's Equity Incentive Plan
On March 1, 2010 Crude adopted an equity incentive plan according to which Crude issued 399,500 shares out of 400,000 restricted shares that were authorized. Members of the Board of Directors were considered to be employees of Crude (“Employees”), while employees of Crude's affiliates and other eligible persons under this plan were not considered to be employees of Crude (“Non-Employees”). Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested shares are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested shares will accrue dividends as declared and paid, which will be retained by the custodian of Crude's equity incentive plan until the shares vest, at which time they are payable to the grantee. As unvested shares grantees accrue dividends on awards that are expected to vest, such dividends were charged to Stockholders' equity prior to Crude's acquisition and are charged to the Partner's capital subsequently to the acquisition.

c.	Acquisition of Crude by the Partnership
Upon the completion of the acquisition of Crude by the Partnership on September 30, 2011, the Crude's Equity Incentive Plan existing that date was incorporated into the Partnership's Plan at a ratio of 1.56 common Partnership's unit for each Crude share. The 205,000 unvested shares of Crude's Employee award converted to 319,800 Partnership's unvested units and the 194,400 unvested shares of Crude's Non-Employee award converted to 303,264 Partnership's unvested units. The terms and conditions of both plans are significantly the same and remained unchanged after the acquisition, with the exception of 20,000 Crude shares, which were converted to 31,200 Partnership's units upon the completion of the acquisition. These Crude shares were held by those members of the Crude's Independent Committee who were not designated by Crude to serve as a member of the Partnership board of directors and were vested in full immediately upon the consummation of the acquisition on September 30, 2011.
There were no forfeitures of awards during the year ended December 31, 2011 and 2010. The Partnership estimates the forfeitures of unvested units to be immaterial. The Partnership will, however, re-evaluate the reasonableness of its assumption at each reporting period. As of December 31, 2011, the unvested units accrued $1,148 of distributions.

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2011	448,000	$3,620	347,200	$2,798
Crude's converted shares after its acquisition by the Partnership	319,800	2,044	303,264	1,938
Granted	—	—	—	—
Vested	231,134	1,679	—	—
Forfeited	—	—	—	—

Unvested on December 31, 2011	536,666	$3,985	650,464	$4,736

For the year ended December 31, 2011, 2010 and 2009 the equity compensation expense that has been charged against income was $1,358, $420 and $0 for the Employee awards and $1,097, $362 and $0 for the Non-Employee awards, respectively. This expense has been included in general and administrative expenses for each respective year.

As of December 31, 2011, there was $3,050 of total unrecognized compensation cost related to unvested equity compensation arrangements granted under the Plan based on:

•	the grant date unit price of $8.08 on August 25, 2010 for the Employees awards that existed before the acquisition of Crude; and

•	the amortization of the fair value of equity compensation expense for Crude's Employees awards attributable to post combination services determined upon the completion of the acquisition of Crude.
That cost is expected to be recognized over the remaining vesting period of 1.7 years.
As of December 31, 2011, there was $2,528 of total unrecognized compensation cost related to unvested equity compensation arrangements granted to Non-Employees under the Plan, valued based on the closing unit price of $6.13 on December 31, 2011. That cost is expected to be recognized over the remaining vesting period of 1.7 years.
The Partnership has used the straight-line method to recognize the cost of the awards.

Net Income Per Unit	12 Months Ended
Dec. 31, 2011
Net Income Per Unit Abstract
Net Income Per Unit
15.	Net Income Per Unit
The general partner's, common unit holders' and subordinated unitholders' interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the Partnership's Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 13), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves established by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.
This guidance also considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period.
Under the Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the minimum quarterly distribution (Note 13).
Excluding the non-cash gain from bargain purchase, as this was not distributed to the Partnership's unit holders for the year ended December 31, 2011 the Partnership's net income for the years ended December 31, 2011, 2010 and 2009 did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP's interest in net income.
The Partnership excluded the dilutive effect of 1,187,130 and 795,200 non-vested unit awards in calculating dilutive EPU for its common unitholders as of December 31, 2011 and 2010, respectively, as they were anti-dilutive. The non-vested units are participating securities because they receive distributions from the Partnership and these distributions do not have to be returned to the Partnership if the non-vested units are forfeited by the grantee.

The two class method was used to calculate EPU as follows:

Numerators	2011	2010	2009
Partnership's net income	$87,120	$17,936	$29,225
Less:
General Partner's interest in Partnership's net income	1,742	359	584
Subordinated units interest in Partnership's net income	—	—	1,242
Partnership's net income allocable to unvested units	1,571	147	—

Partnership's net income available to common unitholders	$83,807	$17,430	$27,399

Denominators
Weighted average number of common units outstanding, basic and diluted	47,138,336	32,437,314	23,755,663

Net income per common unit:
Basic and diluted	$1.78	$0.54	$1.15

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Abstract
Commitments and Contingencies
16.	Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

•	The amount is material.

(a)	Lease Commitments: The vessel-owning subsidiaries of the Partnership have entered into time and bareboat charter agreements, which as of December 31, 2011 are summarized as follows:

Vessel Name	Time Charter (TC)/ Bare Boat Charter (BC) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/T Alexander the Great	1+1+1 TC	11/2011	CMTC (4)	50/50(1)	$28.0
M/T Amoureux	1+1+1 TC	10/2011	CMTC (5)	50/50(1)	$20.0
M/T Aias	1+1+1 TC	11/2011	CMTC (5)	50/50(1)	$20.0
M/T Atlantas (M/T British Ensign)	5+3 BC	04/2006	B.P. Shipping Ltd		$13.5 (3y)
M/T Aktoras (M/T British Envoy)	5+3 BC	07/2006	B.P. Shipping Ltd		$13.5 (3y)
M/V Cape Agamemnon	10 TC	06/2010	COSCO Group		$42.2
M/T Agisilaos	1 TC	08/2011	CMTC	50/50(3)	$13.5
M/T Arionas	1 TC	10/2011	CMTC	50/50(3)	$13.8
M/T Aiolos (M/T British Emissary)	5+3 BC	03/2007	B.P. Shipping Ltd		$15.2 (5y) $13.5 (3y)
M/T Avax	1 TC	05/2011	CMTC	50/50 (3)	$14.0
M/T Axios	1 TC	03/2011	Petrobras	50/50 (3)	$13.5
M/T Alkiviadis	2 TC	06/2010	CMTC	50/50 (3)	$13.0
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (8)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (8)		$16.8
M/T Akeraios	1 TC	07/2011	CMTC	50/50(3)	$14.0
M/T Anemos I	3 TC	09/2010	Petrobras		$14.7
M/T Apostolos	2 TC	10/2010	B.P. Shipping Ltd	50/50(3)	$14.0
M/T Alexandros II (M/T Overseas Serifos)	10 BC	01/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aristotelis I (M/T Overseas Sifnos)	10 BC	06/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aris II (M/T Overseas Kimolos)	10 BC	08/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Agamemnon II (6)	3 TC	1/2009	B.P. Shipping Ltd	50/50(3)	$22.3
M/T Ayrton II (6)	2+1 TC	4/2009	B.P. Shipping Ltd	50/50(3)	$22.3
M/TAmore Mio II	0.9 to 1.2	12/2011	CMTC		$18.3
M/T Achilleas (7)	1+1+1 TC	01/2012	CMTC	50/50(1)	$28.0

(1)	Profit sharing refers to an arrangement between vessel-owning companies and charterers to share a predetermined percentage voyage profit in excess of the basic rate.
(2)
Overseas Shipholding Group Inc. has an option to purchase each of the three STX vessels delivered or to be delivered in 2008 at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.

(3)	50/50 profit share for breaching IWL (Institute Warranty Limits - applies to voyages to certain ports at certain periods of the year).
(4)
The M/T 'Alexander The Great' will be earning for the first 12 months of its time charter with CMTC a gross daily charter rate of $28.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC has the option to extend the time charter employment for a second year at $34.0 per day and for a third year at $38.0 per day with the same profit share arrangements.

(5)
The M/T 'Aias' and 'Amoureux' will be earning for the first 12 months of their time charter with CMTC a gross daily charter rate of $20.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC will have the option to extend the time charter employment for a second year at $24.0 per day and for a third year at $28.0 per day with the same profit share arrangements.

(6)
On December 7, 2011 M/T Agamemnon and M/T Ayrton II entered into a new time charter agreement with BP for one and two years respectively. The rate for M/T Agamemnon and the M/T Ayrton II will be $14.0 per day for the first year. For the M/T Ayrton II the rate will increase to $15.0 for the second year. The new charter rate for M/T Agamemnon will commence upon redelivery from the vessel's current charter, expected at the end of January 2012, with earliest expected redelivery at the end of December 2012 and for M/T Ayrton II upon redelivery from the vessel's current charter, expected in April 2012, with earliest expected redelivery in March 2014.

(7)
The M/T 'Achilleas' will be earning for the first 12 months of its time charter with CMTC a gross daily charter rate of $28.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC has the option to extend the time charter employment for a second year at $34.0 per day and for a third year at $38.0 per day with the same profit share arrangements.

(8)	Arrendadora has since delivered these vessels to the state-owned Mexican petroleum company Petroleos Mexicanos.
Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2011 were:

Year ended December 31,	Amount
2012	$68,295
2013	65,327
2014	41,356
2015	30,058
2016	19,865
Thereafter	53,889

Total	$278,790

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events Abstract
Subsequent Events
17.	Subsequent Events

(a)
Dividends : On January 23, 2012 the Partnership announced that its board of directors declared a cash distribution of $0.2325 per unit, which will be paid on February 15, 2011, to unitholders of record on February 7, 2011.